CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues
Product revenue	$ 805,895	5,020,803	3,551,510	2,255,521
Other revenue	27,769	173,006	67,462	26,159
Total net revenues	833,664	5,193,809	3,618,972	2,281,680
Cost of revenues
Total cost of revenues (including purchases from a related party amounting to RMB4,100, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2010, 2011 and 2012, respectively)	(717,397)	(4,469,455)	(3,118,365)	(1,775,881)
Gross profit	116,267	724,354	500,607	505,799
Operating expenses:
Fulfillment (including service fees payable to related parties amounting to RMB9,625, RMB9,625 and RMB9,625 (US$1,545) for the years ended December 31, 2010, 2011 and 2012, respectively)	(118,167)	(736,191)	(474,506)	(286,443)
Marketing	(31,450)	(195,938)	(150,313)	(76,669)
Technology and content	(24,601)	(153,267)	(89,616)	(64,682)
General and administrative	(22,066)	(137,473)	(84,113)	(67,903)
Government grants	1,479	9,216	13,603	4,805
Income (loss) from operations	(78,538)	(489,299)	(284,338)	14,907
Interest income	6,211	38,695	26,606	7,087
Interest expense	(1,220)	(7,603)	(259)
Other (expenses) income, net	2,304	14,356	53,830	(3,273)
Income (loss) before income taxes	(71,243)	(443,851)	(204,161)	18,721
Income tax benefit (expense)			(24,326)	12,061
Net income (loss)	(71,243)	(443,851)	(228,487)	30,782
Deemed dividend on Series C convertible preferred shares				(1,779)
Net income (loss) attributable to common shareholders	(71,243)	(443,851)	(228,487)	29,003
Income (loss) per common share:
Basic	$ (0.18)	(1.11)	(0.58)	0.02
Diluted	$ (0.18)	(1.11)	(0.58)	0.02
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	(599)	(3,730)	(66,198)	(9,009)
Comprehensive income (loss) attributable to common shareholders	$ (71,842)	(447,581)	(294,685)	21,773